Warrants - Schedule of Warrant Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Warrants
Number of Shares, Warrants Outstanding Beginning	0
Number of Shares, Warrants Exercisable Beginning	0
Number of Shares, Warrants granted	353,250
Number of Shares, Warrants Forfeited or Expired	0
Number of Shares, Warrants Outstanding Ending	353,250	0
Number of Shares, Warrants Exercisable Ending	353,250	0
Weighted Average Exercise Price Outstanding Beginning
Weighted Average Exercise Price Exercisable, Beginning
Weighted Average Exercise Price granted	2.40
Weighted Average Exercise Price Forfeited or Expired
Weighted Average Exercise Price Outstanding Ending	2.40
Weighted Average Exercise Price Exercisable Ending	$ 2.40
Weighted Average Remaining Contractual Life Warrants Outstanding	2 years 10 months 6 days
Weighted Average Remaining Contractual Life Warrants Exercisable	2 years 10 months 6 days
Aggregate Intrinsic Value Exercisable